Related Party Transactions (Details) - Schedule of related party balances - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Accounts receivable		$ 696,086	$ 1,015,152
Non-current accounts receivable-related parties
Non-current accounts receivable-related parties		813,297	584,411
Due from related parties
Due from related parties			701
Due to related parties
Due to related parties		3,005
Baotou Zhongzhe Hengtong Technology Co., Ltd. [Member]
Accounts receivable
Accounts receivable	[1]		180,483
Beijing Zhongzhe Yuantong Technology Co., Ltd. [Member]
Accounts receivable
Accounts receivable	[2]	696,086	834,669
Non-current accounts receivable-related parties
Non-current accounts receivable-related parties	[2]	813,297	584,411
Revenue
Revenue	[2]	609,321	799,137
Fengqi (Beijing) Zhineng Technology Co., Ltd. [Member]
Due from related parties
Due from related parties	[3]		701
Due to related parties
Due to related parties	[3]	$ 3,005

[1]	Baotou Zhongzhe Hengtong Technology Co., Ltd. (“Baotou Zhongzhe”) is a minority shareholder of HiTek. As of December 31, 2020, Baotou Zhongzhe fully repaid $ 180,483.
[2]	Beijing Zhongzhe Yuantong Technology Co., Ltd. (“Beijing Zhongzhe”) and Baotou Zhongzhe (described (1) above) are under common control. As of December 31, 2020, Beijing Zhongzhe repaid $ 709,660.
[3]	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd.